UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MicroCapital LLC
Address: 623 Fifth Ave, Suite 2502
         New York, NY  10022

13F File Number:  28-11807

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tim Cruetz
Title:     Vice President
Phone:     212-692-6332

Signature, Place, and Date of Signing:

      /s/  Tim Cruetz     New York, NY     February 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $28,772 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARGAN INC                      COM              04010E109     2242   167944 SH       SOLE                   167944        0        0
CLEARONE COMMUNICATIONS INC    COM              185060100      435    80200 SH       SOLE                    80200        0        0
ESCALON MED CORP               COM NEW          296074305      617   173249 SH       SOLE                   173249        0        0
GLOBAL TRAFFIC NETWORK INC     COM              37947B103     2412   370000 SH       SOLE                   370000        0        0
HEELYS INC                     COM              42279M107      564    81100 SH       SOLE                    81100        0        0
HIRSCH INTL CORP               CL A             433550100      325   173858 SH       SOLE                   173858        0        0
IKONICS CORP                   COM              45172K102      895    96477 SH       SOLE                    96477        0        0
ISORAY INC                     OTC EQ           46489v104      814   405100 SH       SOLE                   405100        0        0
LANNET INC                     COM              516012101      867   280643 SH       SOLE                   280643        0        0
LOGICVISION INC                OTC EQ           54140w107     1605  1605000 SH       SOLE                  1605000        0        0
LOGICVISION INC                COM              54140W107     1116  1116336 SH       SOLE                  1116336        0        0
MOTORCAR PARTS OF AMERICA      OTC EQ           9034201        767    70000 SH       SOLE                    70000        0        0
MOTORCAR PTS AMER INC          COM              620071100      960    87565 SH       SOLE                    87565        0        0
OSTEOTECH INC                  COM              688582105      782   100000 SH       SOLE                   100000        0        0
PARAGON TECHNOLOGIES INC       COM              69912T108     1037   150000 SH       SOLE                   150000        0        0
PHOTOMEDEX INC                 COM              719358103      815   858299 SH       SOLE                   858299        0        0
PROGRESSIVE GAMING INTL CR     OTC EQ           74332s102      112    45011 SH       SOLE                    45011        0        0
QUALSTAR CORP                  COM              74758R109     2679   750434 SH       SOLE                   750434        0        0
SPORT SUPPLY GROUP INC DEL     COM              84916A104      558    70000 SH       SOLE                    70000        0        0
SRI/SURGICAL EXPRESS INC       COM              78464W104     2737   463819 SH       SOLE                   463819        0        0
SUTRON CORP                    COM              869380105      823    77500 SH       SOLE                    77500        0        0
TELULAR CORP                   COM NEW          87970T208      950   138700 SH       SOLE                   138700        0        0
USA TECHNOLOGIES INC           COM NO PAR       90328S500      149    30000 SH       SOLE                    30000        0        0
VALPEY FISHER CORP             COM              920344108      946   205700 SH       SOLE                   205700        0        0
ZILA INC                       OTC EQ           989513205     3565  3675000 SH       SOLE                  3675000        0        0